UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President (principal executive officer)
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  April 30, 2018

Item 1. Schedule of Investments.

Change Finance U.S. Large Cap Fossil Fuel Free ETF
Schedule of Investments
April 30, 2018 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Consumer Discretionary - 12.7%
57	AutoZone, Inc. (a)	$35,598
1,963	Hanesbrands, Inc.	36,257
209	Home Depot, Inc.	38,622
772	L Brands, Inc.	26,951
270	Marriott International, Inc.	36,904
569	NIKE, Inc.	38,914
265	PVH Corporation	42,312
757	Tapestry, Inc.	40,704
506	Target Corporation	36,736
111	Tesla, Inc. (a)	32,623
410	Time Warner, Inc.	38,868
511	V.F. Corporation	41,324
1,142	Viacom, Inc.	34,443
		480,256
	Consumer Staples - 6.9%
775	Church & Dwight Company, Inc.	35,805
202	Costco Wholesale Corporation	39,827
563	CVS Health Corporation	39,314
276	Estée Lauder Companies, Inc.	40,873
1,095	Hain Celestial Group, Inc. (a)	31,897
1,405	Kroger Company	35,392
553	Walgreens Boots Alliance, Inc.	36,747
		259,855
	Financials - 9.9%
391	American Express Company	38,611
269	Chubb, Ltd.	36,495
721	Hartford Financial Services Group, Inc.	38,819
459	Marsh & McLennan Companies, Inc.	37,409
825	MetLife, Inc.	39,327
231	Moody’s Corporation	37,468
242	PNC Financial Services Group, Inc.	35,238
611	Principal Financial Group, Inc.	36,183
199	S&P Global, Inc.	37,532
275	Travelers Companies, Inc.	36,190
		373,272

	Health Care - 13.8%
632	Abbott Laboratories	36,738
330	AbbVie, Inc.	31,862
208	Amgen, Inc.	36,292
162	Anthem, Inc.	38,230
132	Biogen, Inc. (a)	36,115
576	Bristol-Myers Squibb Company	30,027
438	Celgene Corporation (a)	38,149
495	Eli Lilly & Company	40,130
294	Johnson & Johnson	37,188
477	Medtronic plc	38,222
703	Merck & Company, Inc.	41,385
1,050	Pfizer, Inc.	38,441
183	Thermo Fisher Scientific, Inc.	38,494
171	UnitedHealth Group, Inc.	40,425
		521,698
	Industrials - 9.7%
226	Cintas Corporation	38,488
226	Cummins, Inc.	36,127
707	Delta Air Lines, Inc.	36,920
537	Emerson Electric Company	35,662
155	FedEx Corporation	38,316
1,034	Johnson Controls International plc	35,022
213	Parker-Hannifin Corporation	35,064
240	Stanley Black & Decker, Inc.	33,982
365	United Parcel Service, Inc.	41,428
442	Waste Management, Inc.	35,930
		366,939
	Information Technology - 30.0% ♦
183	Adobe Systems, Inc. (a)	40,553
158	Alliance Data Systems Corporation	32,082
217	Apple, Inc.	35,861
662	Applied Materials, Inc.	32,882
142	Arista Networks, Inc. (a)	37,566
325	Autodesk, Inc. (a)	40,917
331	Automatic Data Processing, Inc.	39,084
851	Cisco Systems, Inc.	37,691
415	Citrix Systems, Inc. (a)	42,707
465	Cognizant Technology Solutions Corporation	38,046
889	eBay, Inc. (a)	33,675
214	Facebook, Inc. (a)	36,808
2,048	Hewlett Packard Enterprise Company	34,918
1,628	HP, Inc.	34,986
245	International Business Machines Corporation	35,515
229	Intuit, Inc.	42,316
337	KLA-Tencor Corporation	34,286
201	Lam Research Corporation	37,197
219	Mastercard, Inc.	39,041
407	Microsoft Corporation	38,063
630	NetApp, Inc.	41,946
752	Oracle Corporation	34,344

328	salesforce.com, Inc. (a)	39,685
714	Seagate Technology plc	41,333
1,449	Symantec Corporation	40,268
450	Synopsys, Inc. (a)	38,480
434	Total System Services, Inc.	36,482
310	Visa, Inc.	39,334
439	Western Digital Corporation	34,589
301	Workday, Inc. (a)	37,577
		1,128,232
	Materials - 3.1%
292	Ecolab, Inc.	42,273
338	PPG Industries, Inc.	35,787
255	Praxair, Inc.	38,893
		116,953
	Real Estate - 10.6%
245	AvalonBay Communities, Inc. (b)	39,935
321	Boston Properties, Inc. (b)	38,973
379	Digital Realty Trust, Inc. (b)	40,057
98	Equinix, Inc. (b)	41,237
678	Equity Residential (b)	41,839
628	Prologis, Inc. (b)	40,763
249	Simon Property Group, Inc. (b)	38,929
788	Ventas, Inc. (b)	40,519
735	Welltower, Inc. (b)	39,278
1,088	Weyerhaeuser Company (b)	40,017
		401,547
	Telecommunication Services - 2.1%
2,155	CenturyLink, Inc.	40,040
798	Verizon Communications, Inc.	39,381
		79,421

		Utilities - 1.1%
480		American Water Works Company, Inc.	41,558
		TOTAL COMMON STOCKS (Cost $3,771,216)	3,769,731

		TOTAL INVESTMENTS (Cost $3,771,216) - 99.9%	3,769,731
		Other Assets in Excess of Liabilities - 0.1%	5,300
		NET ASSETS - 100.0%	$3,775,031

	Percentages are stated as a percent of net assets.

	(a)	Non-income producing security.
	(b)	Real Estate Investment Trust (“REIT”)
	♦	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at April 30, 2018 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,769,731	$-	$-	$3,769,731
Total Investments in Securities	$3,769,731	$-	$-	$3,769,731
^See Schedule of Investments for breakout of investments by sector classification.
Transfers between levels are recognized at the end of the reporting period. During the period ended April 30, 2018, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)      /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date         6/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Paul R. Fearday
 Paul R. Fearday, President (principal executive officer)

Date         6/27/2018

By (Signature and Title)*    /s/ Kristen M. Weitze
 Kristen M. Weitzel, Treasurer (principal financial officer)

Date         6/27/2018

* Print the name and title of each signing officer under his or her signature.